Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,591,000
Previously Paid Amount	0.00
Total Fee Amount	530.03
Total Offset Amount	0.00
Net Fee	530.03
Narrative - Max Aggregate Offering Price	$ 3,591,000
Final Prospectus	true